OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
OTHER REAL ESTATE OWNED
OTHER REAL ESTATE OWNED

At December 31, 2011 and 2010, other real estate owned consisted of four residential and two commercial real estate properties which were held for sale. A summary of expenses applicable to other real estate operations for the years ended December 31, 2011, 2010 and 2009, is as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Net loss (gain) from sales or write-downs of other real estate owned, net	$236	$534	$(16)
Other real estate expense, net of rental income	540	296	145
Expense from other real estate operations, net	$776	$830	$129